Prepayments and Other Non-Current Assets - Schedule of Prepayments and Other Non Current Assets (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Prepayments And Other Non Current Assets [Abstract]
Prepayment for purchase of land use right	¥ 310,220